[logo] AMUNDI PIONEER




April 3, 2020



VIA ELECTRONIC TRANSMISSION
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Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust VIII (the "Trust")
     (File Nos. 33-53746 and 811-07318)
     CIK No. 0000893660

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectus and statement of additional information for Pioneer International Equity Fund (the "Fund"), a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 45 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on March 25, 2020 (Accession No. 0000893660-20-000004).

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.


Very truly yours,

/s/ Thomas Reyes
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    Thomas Reyes
    Assistant Secretary


cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.